Transition disclosures	6 Months Ended
Jun. 30, 2018
Transition disclosures
Transition disclosures

21. Transition disclosures

Impairment allowance reconciliations

Reconciliation from IAS 39 to IFRS 9 - financial assets under IFRS 9 subject to an increase in impairment allowance

The table below reconciles the closing impairment allowances for financial assets in accordance with IAS 39, and provisions for loan commitments and financial guarantee contracts in accordance with IAS 37, Provisions, Contingent Liabilities and Contingent Assets as at 31 December 2017 and the opening ECLs determined in accordance with IFRS 9 as at 1 January 2018.

Reconciliation of impairment allowance and provisions
	As at 31.12.17			As at 01.01.18
	Impairment allowance under IAS 39 or provisions under IAS 37	Reclassification impact	Additional IFRS 9 impairment allowance	Impairment allowance under IFRS 9
	£m	£m	£m	£m
Loans and advances at amortised cost and other assets[1]	4,652	(52)	2,508	7,108
Available for sale investments/financial assets at fair value through other comprehensive income	38	(38)	3	3
Total on-balance sheet	4,690	(90)	2,511	7,111

Provision for undrawn contractually committed facilities and guarantee contracts	79	-	341	420
Total impairment and provision	4,769	(90)	2,852	7,531

1 Included impairment of £5m for cash collateral and settlement balances and £1m for other assets.

  The introduction of IFRS 9 has increased the total impairment allowance held by Barclays by £2.8bn, from £4.8bn as at 31 December 2017 to £7.5bn as at 1 January 2018, as a result of earlier recognition of impairment allowances
  The reclassification impact is due to assets moving to a fair value through income statement treatment that do not have an impairment allowance under IFRS 9

Balance sheet movement – impact of transition to IFRS 9 and IFRS 15
The table below presents the impact of the changes to balance sheet presentation and of the transition to IFRS 9 and IFRS 15 on Barclays PLC’s balance sheet showing separately the changes arising from reclassification and any associated remeasurement, and the impact of increased impairment.

	As at 31.12.17		As at 31.12.17					As at 01.01.18
	Published IAS 39 carrying amount	Balance sheet presentation changes[1]	Revised IAS 39 carrying amount	IFRS 15 impact[1]	IFRS 9 presentation changes[1]	IFRS 9 classification and measurement	IFRS 9 impairment change	IFRS 9 carrying amount

Assets	£m	£m	£m	£m	£m	£m	£m	£m
Cash and balances at central banks	171,082	-	171,082	-	-	-	-	171,082
Items in the course of collection from other banks	2,153	(2,153)	-	-	-	-	-	-
Loans and advances to banks	35,663	(35,663)	-	-	-	-	-	-
Loans and advances to customers	365,552	(365,552)	-	-	-	-	-	-
Cash collateral and settlement balances	-	77,168	77,168	-	-	(2,389)	(5)	74,774
Loans and advances at amortised cost	-	324,048	324,048	-	5,109	(9,467)	(2,502)	317,188
Reverse repurchase agreements and other similar secured lending	12,546	-	12,546	-	-	(11,949)	-	597
Trading portfolio assets	113,760	-	113,760	-	-	413	-	114,173
Financial assets designated at fair value	116,281	(116,281)	-	-	-	-	-	-
Financial assets at fair value through the income statement[2]	-	116,281	116,281	-	-	23,930	-	140,211
Derivative financial instruments	237,669	-	237,669	-	-	-	-	237,669
Financial investments	58,916	(1)	58,915	-	(57,414)	(1,501)	-	-
Financial assets at fair value through other comprehensive income	-		-	-	52,305	936	-	53,241
Investments in associates and joint ventures	718	-	718	-	-	(19)	-	699
Goodwill and intangible assets	7,849	-	7,849	-	-	-	-	7,849
Property, plant and equipment	2,572	-	2,572	-	-	-	-	2,572
Current tax assets	482	-	482	-	-	-	-	482
Deferred tax assets	3,457	-	3,457	(22)	-	-	649	4,084
Retirement benefit assets	966	-	966	-	-	-	-	966
Prepayments, accrued income and other assets	2,389	(2,389)	-	-	-	-	-	-
Other assets	-	4,542	4,542	89	-	31	(1)	4,661
Assets included in disposal groups classified as held for sale	1,193	-	1,193	-	-	-	-	1,193
Total assets	1,133,248	-	1,133,248	67	-	(15)	(1,859)	1,131,441

  For further details, refer to Note 1, Basis of preparation on pages [xx] to [xx].
  Comprised of mandatory fair value assets of £130.2bn and designated fair value assets of £10.0bn.

	As at 31.12.17		As at 31.12.17					As at 01.01.18
	Published IAS 39 carrying amount	Balance sheet presentation changes[1]	Revised IAS 39 carrying amount	IFRS 15 impact[1]	IFRS 9 presentation changes	IFRS 9 classification and measurement	IFRS 9 impairment change	IFRS 9 carrying amount

Liabilities	£m	£m	£m	£m	£m	£m	£m	£m
Deposits from banks	37,723	(37,723)	-	-	-	-	-	-
Deposits at amortised cost	-	398,701	398,701	-	-	(18,860)	-	379,841
Items in the course of collection due to other banks	446	(446)	-	-	-	-	-	-
Customer accounts	429,121	(429,121)	-	-	-	-	-	-
Cash collateral and settlement balances	-	68,143	68,143	-	-	(2,218)	-	65,925
Repurchase agreements and other similar secured borrowing	40,338	-	40,338	-	-	(25,285)	-	15,053
Debt securities in issue	73,314	-	73,314	-	-	-	-	73,314
Subordinated liabilities	23,826	-	23,826	-	-	-	-	23,826
Trading portfolio liabilities	37,351	-	37,351	-	-	-	-	37,351
Financial liabilities designated at fair value	173,718	-	173,718	-	-	46,365	-	220,083
Derivative financial instruments	238,345	-	238,345	-	-	-	-	238,345
Current tax liabilities	586	-	586	-	-	-	-	586
Deferred tax liabilities	44	-	44	-	-	-	-	44
Retirement benefit liabilities	312	-	312	-	-	-	-	312
Accruals, deferred income and other liabilities	8,565	(8,565)	-	-	-	-	-	-
Other liabilities	-	9,011	9,011	-	-	-	-	9,011
Provisions	3,543	-	3,543	-	-	-	341	3,884
Total liabilities	1,067,232	-	1,067,232	-	-	2	341	1,067,575

Equity
Called up share capital and share premium	22,045	-	22,045	-	-	-	-	22,045
Other reserves	5,383	-	5,383	-	-	(139)	3	5,247
Retained earnings	27,536	-	27,536	67	-	122	(2,203)	25,522
Other equity instruments	8,941	-	8,941	-	-	-	-	8,941
Total equity excluding non-controlling interests	63,905	-	63,905	67	-	(17)	(2,200)	61,755
Non-controlling interests	2,111	-	2,111	-	-	-	-	2,111
Total equity	66,016	-	66,016	67	-	(17)	(2,200)	63,866

Total liabilities and equity	1,133,248	-	1,133,248	67	-	(15)	(1,859)	1,131,441

For further details refer to Note 1, Basis of preparation on pages [xx] to [xx].

IFRS 9 classification and measurement

This column represents the changes to the balance sheet from classification and measurement. The net effect is a decrease in shareholders’ equity of £17m, with no significant offsetting movements. The classification changes include the transfer of certain Barclays International Prime Services and Equities positions from an amortised cost to a fair value approach.

Please see the classification and measurement section of Note 1, Basis of preparation on pages [xx] to [xx] for further detail on the approach followed.

IFRS 9 impairment change

Additional impairment from the adoption of IFRS 9 is shown in the impairment change column. The increase in impairment results in the recognition of a deferred tax asset that will amortise to current tax over time. The post-tax impact is a reduction in shareholders’ equity of £2.2bn. Impairment allowance under IFRS 9 considers both the drawn and the undrawn counterparty exposure. For retail portfolios, the total impairment allowance is allocated to the drawn exposure to the extent that the allowance does not exceed the exposure. Any excess is reported on the liability side of the balance sheet as a provision. For wholesale portfolios the impairment allowance on the undrawn exposure is reported on the liability side of the balance sheet as a provision.